Restatement of Previously Issued Financial Statements - Schedule of statements of cash flows (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Statement of Cash Flows
Net loss	$ (12,048,007)	$ 1,463,215	$ (3,719,296)	$ (10,584,792)
Change in value of derivative warrant liabilities	$ 10,742,000		3,013,001	9,039,000
Change in value of Class A common stock subject to possible redemption			(3,130,020)	$ (10,584,790)
As Previously Reported
Statement of Cash Flows
Net loss			(118,337)
Initial value of Class A common stock subject to possible redemption			241,959,340
Change in value of Class A common stock subject to possible redemption			(117,020)
Restatement Adjustment
Statement of Cash Flows
Net loss			(3,600,959)
Change in value of derivative warrant liabilities			3,013,001
Financing Costs — derivative warrant liabilities			587,958
Initial value of Class A common stock subject to possible redemption			(17,423,000)
Change in value of Class A common stock subject to possible redemption			(3,013,000)
As Restated
Statement of Cash Flows
Net loss			(3,719,296)
Change in value of derivative warrant liabilities			3,013,001
Financing Costs — derivative warrant liabilities			587,958
Initial value of Class A common stock subject to possible redemption			224,536,340
Change in value of Class A common stock subject to possible redemption			$ (3,130,020)